UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File Number  811-21955

Stewart Capital Mutual  Funds
(Exact name of Registrant as specified in charter)

800 Philadelphia Street
Indiana, PA 15701
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street, Suite A
Milwaukee, WI 53233

Copy to:
JoAnn M. Strasser
Thompson Hine LLP
312 Walnut Street, 14th Floor
Cincinnati, Ohio 45202
(Name and address of agent for service)

Registrant's telephone number, including area code: (724) 465-1443

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

FORM N-Q
Item 1.  Schedule of Investments.

Stewart Capital Mid Cap Fund
Schedule of Investments March 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS 90.5%
Banks 1.3%
Northwest Bancshares, Inc.	30,474	$382,144

Capital Goods 14.8%
Babcock & Wilcox Co. *	12,760	425,929
Cummins, Inc.	7,806	855,694
EMCOR Group, Inc. *	38,210	1,183,364
McDermott International, Inc. *	32,994	837,717
Triumph Group, Inc.	12,867	1,138,086
		4,440,790

Consumer Durables & Apparel 6.4%
Polaris Industries, Inc.	14,795	1,287,461
Skechers U.S.A., Inc. - Cl. A *	30,518	626,840
		1,914,301

Consumer Services 3.2%
Matthews International Corp. - Cl. A	25,071	966,487

Diversified Financials 2.2%
Federated Investors, Inc.	24,504	655,482

Energy 5.5%
CARBO Ceramics, Inc.	6,869	969,353
Enerplus Corp.	21,499	680,659
		1,650,012

Food & Staples Retailing 3.0%
Weis Markets, Inc.	22,301	902,298

Food, Beverage & Tobacco 4.0%
J.M. Smucker Co. (The)	16,712	1,193,070

Health Care Equipment & Services 7.1%
C.R. Bard, Inc.	6,879	683,154
Catalyst Health Solutions, Inc. *	14,358	803,043
Varian Medical Systems, Inc. *	9,471	640,618
		2,126,815

Materials 14.4%
CF Industries Holdings, Inc.	10,725	1,467,073
FMC Corp.	11,886	1,009,478
Southern Copper Corp.	28,343	1,141,372
Thompson Creek Metals Co., Inc. *	56,300	706,002
		4,323,925

Media 2.8%
Meredith Corp.	25,064	850,171

Pharmaceuticals, Biotechnology & Life Sciences 2.4%
Perrigo Co.	9,017	717,032

Software & Services 4.2%
Micros Systems, Inc. *	20,813	1,028,787
Net 1 UEPS Technologies, Inc. *	29,249	251,541
		1,280,328

Technology Hardware & Equipment 8.0%
Flextronics International Ltd. *	157,056	1,173,208
Western Digital Corp. *	33,415	1,246,046
		2,419,254

Transportation 4.6%
Kirby Corp. *	24,433	1,399,766

Utilities 6.6%
Nicor, Inc.	11,976	643,111
Oneok, Inc.	20,000	1,337,600

		1,980,711
Total Common Stocks
(Cost $19,186,956)		27,202,586

	Shares or Principal Amount
CONVERTIBLE BOND 1.4%
Insurance 1.4%
Old Republic International Corp., 8.00%, 5/15/2012	$350,000	420,000

Total Convertible Bond
(Cost $363,105)		420,000

LIMITED PARTNERSHIP INTEREST 4.5%
Materials 4.5%
Terra Nitrogen Co., LP	11,637	1,360,365

Total Limited Partnership Interest
(Cost $1,048,990)		1,360,365

SHORT TERM INVESTMENT 3.5%
Federated Prime Obligations Fund, 0.15% **	1,049,751	1,049,751

Total Short Term Investment
(Cost $1,049,751)		1,049,751

Total Investments 99.9%
(Cost $21,648,802)		30,032,702
Other Assets less Liabilities 0.1%		22,866
Net Assets 100.0%		$30,055,568

* Non-income producing
** Represents 7-day effective yield as of March 31, 2011.
See Notes to the Schedule of Investments.

Notes to Schedule of Investments

Organization
The Stewart Capital Mutual Fund (the “Trust”) was organized on September 22, 2006 as a Delaware business trust and registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as diversified open-end investment management company.  The Trust currently consists of one investment portfolio: Stewart Capital Mid Cap Fund (the “Fund”).  Stewart Capital Advisors, LLC (the “Adviser”) is the Fund’s investment adviser.  The Fund commenced investment operations at the close of business December 29, 2006.  Prior to December 29, 2006, the only activity was the seed capital investment of $100,000 by the Adviser to the Fund.

Investment Valuation
In determining the Net Asset Value (“NAV”) of the Fund’s shares, common stocks that are listed on national securities exchanges are valued at the last sale price on the securities exchange on which such securities are primarily traded or at last sale price on the national securities market.  Securities that are traded on the Nasdaq National Market or the Nasdaq Smallcap Market (collectively, “Nasdaq-traded securities”) are valued at the Nasdaq Official Closing Price (“NOCP”).  Exchange-traded securities for which there were no transactions and Nasdaq-traded securities for which there is no NOCP are valued at the average of the current bid and asked prices on such exchanges.  Unlisted securities held by the Fund that are not included in the NASDAQ Stock Market are valued at the average of the quoted bid and asked prices in the OTC market.  Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value.  Any securities for which there are no readily available market quotations will be valued at their fair value as determined in good faith by the Adviser pursuant to procedures established by and under the supervision of the Board of Trustees.  The fair value of a security is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations.  There can be no assurance that the Fund could obtain the fair value assigned to a security if it was to sell the security at approximately the time at which the Fund determines its NAV per share.

Federal Income Tax Information
At March 31, 2011, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$21,796,061

Gross unrealized appreciation	$8,690,519
Gross unrealized depreciation	(453,878)

Net unrealized appreciation	$8,236,641

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Footnote Disclosure

GAAP establishes a three-tier framework for measuring fair value based on a hierarchy of inputs.  The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs).  These inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

■
Level 1 – quoted prices for active markets for identical securities.  An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

■
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and quoted prices for identical or similar assets in markets that are not active, etc.). Inputs that are derived principally from or corroborated by observable market data.  An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

■	Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

Investment in Securities		Level 2	Level 3
	Level 1	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Common Stocks	$27,202,586	$-	$-	$27,202,586
Convertible Bond	-	420,000	-	420,000
Limited Partnership Interest	1,360,365	-	-	1,360,365
Short Term Investment	1,049,751	-	-	1,049,751
Total	$29,612,702	$420,000	$-	$30,032,702

The Fund did not hold any Level 3 securities during the period ended March 31, 2011.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Stewart Capital Mutual Funds

By:	/s/ Malcolm E. Polley
Malcolm E. Polley Principal Executive Officer

Date:	05/19/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Malcolm E. Polley
Malcolm E. Polley Principal Executive Officer

Date:	05/19/2011

By:	/s/ Timothy P. McKee
Timothy P. McKee Principal Financial Officer

Date:	05/20/2011

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)